Basis of Presentation	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Basis of Presentation
Description of Business
Polymer Group, Inc. (“Polymer” or “PGI”), a Delaware corporation, and its consolidated subsidiaries (the “Company”) is a leading global innovator and manufacturer of specialty materials for use in a broad range of products that make the world safer, cleaner and healthier. The Company has one of the largest global platforms in the industry, with a total of 22 manufacturing and converting facilities located in 14 countries throughout the world. The Company operates through four reportable segments: North America, South America, Europe and Asia, with the main sources of revenue being the sales of primary and intermediate products to consumer and industrial markets.
Basis of Presentation
The accompanying consolidated financial statements reflect the consolidated operations of the Company and have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) as defined by the Financial Accounting Standards Board (“FASB”) within the FASB Accounting Standards Codification (“ASC”). In the opinion of management, the accompanying consolidated financial statements contain all adjustments, which include normal recurring adjustments, necessary to present fairly the consolidated results for the periods presented. Certain reclassifications of amounts reported in prior periods have been made to conform with the current year presentation.
On January 28, 2011, pursuant to an Agreement and Plan of Merger, dated as of October 4, 2010, the Company was acquired by affiliates of the Blackstone Group (“Blackstone”), along with certain members of the Company's management (the "Merger"), for an aggregate purchase price valued at $403.5 million. As a result, the Company became a privately-held company. Under the guidance provided by the Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin Topic 5J, “New Basis of Accounting Required in Certain Circumstances,” push-down accounting is required when such transactions result in an entity becoming substantially wholly-owned. Therefore, the basis in shares of common stock of the Company has been pushed down to the Company from PGI Specialty Materials, Inc., a Delaware corporation ("Holdings") that owns 100% of the issued and outstanding common stock of Scorpio Acquisition Corporation, a Delaware corporation ("Parent") that owns 100% of the issued and outstanding common stock of the Company.
Prior to 2014, the Company's fiscal year was based on a 52 week period ending on the Saturday closest to each December 31. As a result, the fiscal years ended December 28, 2013 and December 29, 2012 each contain operating results for 52 weeks, respectively. On December 11, 2014, the Board of Directors of the Company approved a change in the Company's fiscal year end to a calendar year ending on December 31, effective beginning with the fiscal year 2014. The change has been made on a prospective basis and prior periods have not been adjusted. Since the change in the Company's year-end commenced within seven days of the month end last reported, and the new fiscal year commenced with the end of the old fiscal year, the change is not deemed a change in fiscal year for purposes of reporting subject to Rule 13a-10 or 15d-10. As a result, a transition report is not required to be filed.
In light of the recent acquisition of Companhia Providência Indústria e Comércio, a Brazilian corporation ("Providência"), the Company realigned its internal reporting structure during the third quarter of 2014 to more closely reflect its new organizational structure and business focus. The Company's reportable segments are as follows: North America, South America, Europe and Asia. The operations previously reported in the Oriented Polymers segment are now included within the North America segment, along with the operations in the United States and Mexico. The South America segment includes the Providência operations in Brazil in addition to our previously existing operations in Colombia and Argentina. The Europe and Asia segments remain unchanged. Prior year information has been updated to conform to the current year presentation.